Capital Management and Risk Policies - Summary of key macroeconomic variables (Detail)	12 Months Ended
Dec. 31, 2022
QI - 2023 | Base
Disclosure of Credit Quality of Debt Securities [line items]
GDP	0.50%
Unemployment Rate	(12.70%)
Real Salary	4.80%
Badlar rate	(40.30%)
Consumer Price Index (CPI)	(52.90%)
QI - 2023 | Optimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(0.50%)
Unemployment Rate	(10.50%)
Real Salary	2.70%
Badlar rate	(37.50%)
Consumer Price Index (CPI)	(51.40%)
QI - 2023 | Pessimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	1.60%
Unemployment Rate	(17.90%)
Real Salary	6.80%
Badlar rate	(45.80%)
Consumer Price Index (CPI)	(55.20%)
QII - 2023 | Base
Disclosure of Credit Quality of Debt Securities [line items]
GDP	2.30%
Unemployment Rate	(14.70%)
Real Salary	7.10%
Badlar rate	(27.40%)
Consumer Price Index (CPI)	(54.10%)
QII - 2023 | Optimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	0.30%
Unemployment Rate	(12.60%)
Real Salary	3.00%
Badlar rate	(20.40%)
Consumer Price Index (CPI)	(51.30%)
QII - 2023 | Pessimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	4.40%
Unemployment Rate	(19.70%)
Real Salary	10.40%
Badlar rate	(40.20%)
Consumer Price Index (CPI)	(58.40%)
QIII - 2023 | Base
Disclosure of Credit Quality of Debt Securities [line items]
GDP	4.70%
Unemployment Rate	(12.80%)
Real Salary	2.20%
Badlar rate	2.50%
Consumer Price Index (CPI)	(52.60%)
QIII - 2023 | Optimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	1.60%
Unemployment Rate	(10.60%)
Real Salary	(3.00%)
Badlar rate	18.10%
Consumer Price Index (CPI)	(48.50%)
QIII - 2023 | Pessimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	8.00%
Unemployment Rate	(17.80%)
Real Salary	5.70%
Badlar rate	(22.90%)
Consumer Price Index (CPI)	(59.00%)
QIV - 2023 | Base
Disclosure of Credit Quality of Debt Securities [line items]
GDP	2.20%
Unemployment Rate	(9.80%)
Real Salary	4.90%
Badlar rate	9.10%
Consumer Price Index (CPI)	(51.60%)
QIV - 2023 | Optimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(1.80%)
Unemployment Rate	(7.40%)
Real Salary	(2.30%)
Badlar rate	32.90%
Consumer Price Index (CPI)	(46.00%)
QIV - 2023 | Pessimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	6.50%
Unemployment Rate	(15.30%)
Real Salary	10.30%
Badlar rate	(24.90%)
Consumer Price Index (CPI)	(60.00%)